OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2014	2013

Government authorities	$305	$432
Employees	87	55
Prepaid expenses	1,160	1,386
Others (1)	301	160

	$1,853	$2,033

(1)	The balance as of December 31, 2014 and 2013 includes the amounts of $56 and $65, respectively, which are receivable from Nehoray (see note 1j).